Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (461)
Interest expense	15	€ 37	€ 65
Net defined benefit liability (asset) at end of period	(103)	(461)
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	25,535	27,770
Interest expense	745	855
Administrative expenses and interest on asset ceiling	(18)	(18)
Settlements	(3)	(23)
Total	724	814
Return on plan assets, excluding amounts included in interest income	(987)	1,589
Total	(987)	1,589
Translation differences	866	(2,907)
Employer contribution	97	160
Contributions from plan participants	138	135
Benefits paid	(1,898)	(2,016)
Other	4	(10)
Total	(793)	(4,638)
Net defined benefit liability (asset) at end of period	24,479	25,535	27,770
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,418
Net defined benefit liability (asset) at end of period	2,684	2,418
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	19,967	22,301
Interest expense	635	738
Administrative expenses and interest on asset ceiling	(17)	(17)
Settlements		(12)
Total	618	709
Return on plan assets, excluding amounts included in interest income	(775)	1,369
Total	(775)	1,369
Translation differences	868	(2,725)
Employer contribution	26	28
Benefits paid	(1,475)	(1,555)
Section 420 Transfer	(13)	(160)
Other	3
Total	(591)	(4,412)
Net defined benefit liability (asset) at end of period	19,219	19,967	22,301
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,986)
Net defined benefit liability (asset) at end of period	(1,987)	(1,986)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	532	579
Interest expense	15	16
Total	15	16
Return on plan assets, excluding amounts included in interest income	(25)	37
Total	(25)	37
Translation differences	19	(71)
Employer contribution	6	3
Contributions from plan participants	115	111
Benefits paid	(278)	(303)
Section 420 Transfer	13	160
Total	(125)	(100)
Net defined benefit liability (asset) at end of period	397	532	579
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(893)
Net defined benefit liability (asset) at end of period	(800)	(893)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,036	4,890
Interest expense	95	101
Administrative expenses and interest on asset ceiling	(1)	(1)
Settlements	(3)	(11)
Total	91	89
Return on plan assets, excluding amounts included in interest income	(187)	183
Total	(187)	183
Translation differences	(21)	(111)
Employer contribution	65	129
Contributions from plan participants	23	24
Benefits paid	(145)	(158)
Other	1	(10)
Total	(77)	(126)
Net defined benefit liability (asset) at end of period	€ 4,863	€ 5,036	€ 4,890